Net Financial Results (Tables)	12 Months Ended
Dec. 31, 2020
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Detailed Information about Financial Results

	2020	2019	2018
Financial income
Interest income	7,363	7,665	3,033
Exchange differences	92,694	80,490	81,869
Financial accretion	7,546	5,250	15,181

Total financial income	107,603	93,405	100,083

Financial loss
Interest loss	(65,821)	(48,136)	(28,717)
Exchange differences	(56,592)	(32,555)	(27,410)
Financial accretion	(16,340)	(10,842)	(7,554)

Total financial costs	(138,753)	(91,533)	(63,681)

Other financial results
Fair value gains on financial assets at fair value through profit or loss	3,862	(1,449)	2,596
Result from derivative financial instruments	(860)	(293)	933
Result from net monetary position	7,828	5,904	1,594
Results from transactions with financial assets	9,786	—	—
Result from financial instruments exchange (1)	1,330	—	—
Result from debt exchange (2)	(2,097)	—	—

Total other financial results	19,849	4,162	5,123

Total net financial results	(11,301)	6,034	41,525

(1)	See Note 6.
(2)	See Note 20.